Leases (Details) - Schedule of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Lease Liabilities [Abstract]
Offices, Balance at beginning of year	$ 127	$ 219	$ 288
Offices, Additions during year	166
Offices, Interest expense during year	3	7	10
Offices, Payments during year	(120)	(103)	(96)
Offices, Translation adjustment	(10)	4	17
Offices, Balance at end of year	166	127	219
Total, Balance at beginning of year	127	219	288
Total, Additions during year	166
Total, Interest expense during year	3	7	10
Total, Payments during year	(120)	(103)	(96)
Total, Translation adjustment	(10)	4	17
Total, Balance at end of year	$ 166	$ 127	$ 219